UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D.B. Zwirn & Co., L.P.
Address: 745 Fifth Avenue, 18th Floor

         New York, New York  10151

13F File Number:  28-11291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence Cutler
Title:     Officer
Phone:     (646) 720-9100

Signature, Place, and Date of Signing:

     Lawrence Cutler     New York, New York     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $553,587 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBIBOWATER INC             PUT              003687950     3485   373500 SH  PUT  SOLE                   373500        0        0
AES CORP                       PUT              00130H955     1921   100000 SH  PUT  SOLE                   100000        0        0
AMERICAN TOWER CORP            PUT              029912951    32110   760000 SH  PUT  SOLE                   760000        0        0
AMERISOURCEBERGEN CORP         PUT              03073E955   132583  3315400 SH  PUT  SOLE                  3315400        0        0
AUTONATION INC                 PUT              05329W952     5877   586500 SH  PUT  SOLE                   586500        0        0
CABLEVISION SYS CORP           PUT              12686C959     5605   248000 SH  PUT  SOLE                   248000        0        0
CEPHALON INC                   PUT              156708959    16673   250000 SH  PUT  SOLE                   250000        0        0
COREL CORP NEW                 COM              21869X103     1147   122493 SH       SOLE                   122493        0        0
DISH NETWORK CORP              PUT              25470M959    26999   922100 SH  PUT  SOLE                   922100        0        0
GENERAL MTRS CORP              PUT              370442955     6077   528400 SH  PUT  SOLE                   528400        0        0
GEOPETRO RESOURCES CO          COM              37248H304      687   171274 SH       SOLE                   171274        0        0
JOHNSON OUTDOORS INC           CL A             479167108     6851   442878 SH       SOLE                   442878        0        0
KANSAS CITY SOUTHERN           PUT              485170952     9968   226600 SH  PUT  SOLE                   226600        0        0
KB HOME                        PUT              48666K959    12698   750000 SH  PUT  SOLE                   750000        0        0
KRAFT FOODS INC                PUT              50075N954     8103   284800 SH  PUT  SOLE                   284800        0        0
LEAR CORP                      PUT              521865955     2127   150000 SH  PUT  SOLE                   150000        0        0
MERIX CORP                     NOTE 4.000% 5/1  590049AB8      795  5250000 SH       SOLE                  5250000        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109     4617   529484 SH       SOLE                   529484        0        0
SAKS INC                       PUT              79377W958     2741   249600 SH  PUT  SOLE                   249600        0        0
UNITED STATES STL CORP NEW     PUT              912909958   219315  1186900 SH  PUT  SOLE                  1186900        0        0
UNITED STATES STL CORP NEW     PUT              912909958    46842   253500 SH  PUT  SOLE                   253500        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     1061    29978 SH       SOLE                    29978        0        0
WET SEAL INC                   CL A             961840105     5305  1112154 SH       SOLE                  1112154        0        0